General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
General and Administrative Expenses
Schedule of General and Administrative Expenses

	For the year ended December 31,
	2015	2016	2017
Board of directors' fees	1,093	993	950
Share-based compensation (Note 18)	205	480	850
Legal and professional fees	2,125	1,162	1,148
Commercial management fees (Note 11)	3,628	4,114	4,320
Administrative fees (Note 11)	3,822	4,802	6,547
Directors and officers' liability insurance	426	68	113
Other expenses	499	1,008	580

Total	11,798	12,627	14,508